Derivative Financial Instruments - Schedule of Derivative Instrument Not Designated as Hedging (Details) - USD ($) $ in Millions	12 Months Ended
	Feb. 24, 2018	Feb. 25, 2017	Feb. 27, 2016
Not designated as hedging instrument | Interest rate swaps | Other expense (income)
Derivative Instruments, Gain (Loss) [Line Items]
Amount of income (loss) recognized from derivatives	$ 0.6	$ 0.8	$ (2.9)